Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Amounts Receivable and Prepaid Expenses [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses

($000s)	December 31, 2024	December 31, 2023
HST	1,312	4,493
Prepaid expenses and other receivables	1,616	3,270
	2,928	7,763